Stockolders' Equity - Summary of Outstanding Warrants to Purchase Common Stock and Preferred Stock (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted-Average Exercise?price Per Share	$ 5.87	$ 2.89	$ 1.14
Weighted-Average Contractual Term (in Years)	7 years 8 months 12 days	7 years 2 months 12 days	7 years 9 months 18 days
Common Stock
Number of Warrant Shares Outstanding and Exercisable	502
Weighted-Average Exercise?price Per Share	$ 5.05
Weighted-Average Contractual Term (in Years)	5 years 10 months 24 days